Inventories	9 Months Ended
Sep. 30, 2014
Inventories [Abstract]
Inventories

Note 3. Inventories

Inventories consisted of the following (in thousands):

	September 30,	December 31,
	2014	2013

Finished goods	$61,824	$42,251
Work-in-process	4,221	164
Raw materials	53,217	45,991
	$119,262	$88,406